Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening Balance	$ 3,010	$ 2,018
Additions, net of reversals	389	1,072
Use of provision	(709)	(487)
Revaluation of existing proceedings and interest charges	376	273
Others	(5)	(2)
Translation adjustment	244	136
Closing Balance	$ 3,305	$ 3,010